Revenue - Schedule of Future Minimum Revenues Received Based on Segment (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Segment Reporting Information Revenue [Line Items]
2023	$ 1,706.2
2024	1,637.9
2025	1,365.2
2026	1,017.1
2027	581.1
Thereafter	1,122.0
Future minimum revenues receivable	7,429.5
Containership Leasing
Segment Reporting Information Revenue [Line Items]
2023	1,601.9
2024	1,573.1
2025	1,300.4
2026	1,017.1
2027	581.1
Thereafter	1,122.0
Future minimum revenues receivable	7,195.6
Mobile Power Generation
Segment Reporting Information Revenue [Line Items]
2023	104.3
2024	64.8
2025	64.8
2026	0.0
2027	0.0
Thereafter	0.0
Future minimum revenues receivable	$ 233.9